OTHER CURRENT PAYABLES (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF OTHER CURRENT PAYABLES
	December 31,
	2025	2024
	USD in thousands
Employees and related expenses	973	998
Accrued expenses	277	76
Other	231	83
	1,481	1,157